PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
EQUIPMENT

Property and equipment, net, consists of the following:

	Equipment	Land	Building	Construction	Total
				in progress
	$	$	$	$	$
Cost
As at July 1, 2017	-	-	-	-	-
Additions	151,188	-	-	-	151,188
As at June 30, 2018	151,188	-	-	-	151,188
Additions	-	523,480	1,361,048	1,760,861	3,645,389
Translation adjustment	-	-	-	-	-
Impairment charge	(151,188)	-	-	-	(151,188)
As at June 30, 2019	-	523,480	1,361,048	1,760,861	3,645,389

Accumulated depreciation
As at July 1, 2017	-	-	-	-	-
Depreciation	12,770	-	-	-	12,770
As at June 30, 2018	12,770	-	-	-	12,770
Depreciation	30,529	-	-	-	30,529
Impairment charge	(43,299)	-	-	-	(43,299)
As at June 30, 2019	-	-	-	-	-

Net book value ($)
At June 30, 2018	138,418	-	-	-	138,418
At June 30, 2019	-	523,480	1,361,048	1,760,861	3,645,389

Construction in progress

Construction in progress relates to the asset acquisition of OR Operations as detailed in Note 6. Depreciation on these assets will be recorded from the date when these assets are available for use.

Equipment

During the year ended June 30, 2019, the Company expensed $30,529 in depreciation (June 30, 2018 – $12,770) which has been recorded as cost of sales in relation to the below lease agreement. The equipment during the year ended June 30, 2019 was deemed impaired by management and an impairment charge was recorded in the amount of $107,515 which included a foreign translation adjustment of $374.

The Company entered into an operating lease (the “Lease”) on February 1, 2018, under which the lessee (the “Lessee”) agreed to lease the above equipment for an initial period of twelve months. On February 1, 2019, the Lease was automatically extended for an additional period of twelve months. The Lessee shall make monthly payments of US $5,040 due on or before the first day of each respective month. During the year ended June 30, 2019, the Company had unrecognized rental revenue in the amount of $80,057 (June 30, 2018 – $24,159), as a result of the Lease. The Company has not recorded rental revenue pending a determination by the Company that collectability is reasonably assured. The Company will recognize revenue upon receipt.

As at June 30, 2019, it is estimated that future minimum lease payments of US $35,280 are to be charged within the next year.